Supplement Dated December 31, 2024
To The Prospectus Dated October 21, 2024 For

JACKSON RETIREMENT INVESTMENT ANNUITY®
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Jackson of NY Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651 www.jackson.com.

Effective January 1, 2025, the Jackson Retirement Investment Annuity Flexible Premium Fixed and Variable Deferred Annuity is no longer available for purchase.

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To be used with JMV25288NY 10/24

VPS00069 12/24